Share-based Compensation - Red Kingdom - Additional Information (Details) - USD ($)				1 Months Ended		12 Months Ended
	Jun. 15, 2017	Dec. 15, 2015	Apr. 03, 2014	May 31, 2014	Apr. 30, 2014	Dec. 31, 2018	Dec. 31, 2017
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total consideration						$ 140,348,473	$ 157,654,695
Shares vested						338,332
Red Kingdom
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Ordinary shares issued			8,083,333
Total consideration			$ 141,971
Red Kingdom | Restricted Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share issued to secure services				350,000	6,459,167
Shares vested	811,667				1,038,333
Unrecognized share-based compensation		$ 1,152,600
Non-vested restricted shares repurchased	1,329,999
Red Kingdom | Senior Management and Certain Advisors
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Ordinary shares issued			7,847,500
Red Kingdom | CEO | Restricted Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares vested		1,921,000